Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		$ 120,971
Impairment losses	$ (2,500)		$ (2,500)
Hyperinflation monetary adjustments		152	76	$ 86
Goodwill ending balance		115,796	120,971
Carrying amount		115,796	120,971
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		123,702	128,119
Effect of movements in foreign exchange		(5,456)	(4,723)
Acquisitions through business combinations			185
Transfers (to)/from intangible assets		18
Hyperinflation monetary adjustments		196	120
Goodwill ending balance		118,461	123,702	128,119
Carrying amount		118,461	123,702	128,119
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(2,731)	(5)
Effect of movements in foreign exchange		66	(226)
Impairment losses			(2,500)
Goodwill ending balance		(2,665)	(2,731)	(5)
Carrying amount		$ (2,665)	$ (2,731)	$ (5)